Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 2,179,958	$ 1,234,062	$ 551,508
Write-downs (reversals of write-downs) of inventories	$ 27,877	$ 67,967	$ 35,984